STOCKHOLDERS' EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
STOCKHOLDERS' EQUITY
7.	STOCKHOLDERS’ EQUITY

Stock-Based Compensation

The Company maintains six compensation plans: the NeuStar, Inc. 1999 Equity Incentive Plan (1999 Plan); the NeuStar, Inc. 2005 Stock Incentive Plan (2005 Plan); the Amended and Restated NeuStar, Inc. 2009 Stock Incentive Plan (2009 Plan); the Targus Information Corporation Amended and Restated 2004 Stock Incentive Plan (TARGUSinfo Plan); the AMACAI Information Corporation 2004 Stock Incentive Plan (AMACAI Plan) (collectively, the Plans), and the Neustar, Inc. Employee Stock Purchase Plan (ESPP). The Company may grant to its directors, employees and consultants awards under the 2009 Plan in the form of incentive stock options, nonqualified stock options, stock appreciation rights, shares of restricted stock, restricted stock units, performance vested restricted stock units (PVRSUs) and other stock-based awards. The aggregate number of shares of Class A common stock with respect to which all awards may be granted under the 2009 Plan is 11,911,646, plus the number of shares underlying awards granted under the 1999 Plan, the 2005 Plan, the TARGUSinfo Plan, and the AMACAI Plan that remain undelivered following any expiration, cancellation or forfeiture of such awards. As of March 31, 2013, a total of 5,286,480 shares were available for grant or award under the 2009 Plan.

On June 20, 2012, at the Company’s annual shareholder meeting, stockholders approved the ESPP. As of March 31, 2013, a total of 600,000 shares were available under the ESPP. The first six-month offering period under the ESPP will begin on May 1, 2013.

Stock-based compensation expense recognized for the three months ended March 31, 2012 and 2013 was $3.9 million and $9.0 million, respectively. As of March 31, 2013, total unrecognized compensation expense related to non-vested stock options, non-vested restricted stock awards, non-vested restricted stock units and non-vested PVRSUs granted prior to that date was estimated at $69.6 million, which the Company expects to recognize over a weighted average period of approximately 1.71 years. Total unrecognized compensation expense as of March 31, 2013 is estimated based on outstanding non-vested stock options, non-vested restricted stock awards, non-vested restricted stock units and non-vested PVRSUs. Stock-based compensation expense may increase or decrease in future periods for subsequent grants or forfeitures, and changes in the estimated fair value of non-vested awards granted to consultants.

Stock Options

The Company utilizes the Black-Scholes option pricing model to estimate the fair value of stock options granted. No options were granted during the three months ended March 31, 2012 and 2013.

The following table summarizes the Company’s stock option activity:

	Shares	Weighted- Average Exercise Price	Aggregate Intrinsic Value (in millions)	Weighted- Average Remaining Contractual Life (in years)
Outstanding at December 31, 2012	3,296,040	$24.81
Options granted	—	—
Options exercised	(251,988)	24.28
Options forfeited	(147,508)	28.35

Outstanding at March 31, 2013	2,896,544	$24.68	$63.3	6.82

Exercisable at March 31, 2013	1,497,514	$23.65	$34.3	6.19

The aggregate intrinsic value of options exercised for the three months ended March 31, 2012 and 2013 was $14.8 million and $5.3 million, respectively.

Restricted Stock Awards

The following table summarizes the Company’s non-vested restricted stock activity for the three months ended March 31, 2013:

	Shares	Weighted- Average Grant Date Fair Value	Aggregate Intrinsic Value (in millions)
Outstanding at December 31, 2012	305,390	$24.20
Restricted stock granted	—	—
Restricted stock vested	(82,812)	24.88
Restricted stock forfeited	(8,292)	25.21

Outstanding at March 31, 2013	214,286	$23.90	$10.0

The total aggregate intrinsic value of restricted stock vested during the three months ended March 31, 2013 was $3.7 million. During the three months ended March 31, 2013, the Company repurchased 30,824 shares of common stock for an aggregate purchase price of $1.4 million pursuant to the participants’ rights under the Company’s stock incentive plans to elect to use common stock to satisfy their tax withholding obligations.

Performance Vested Restricted Stock Units

2012 Long-Term Incentive Program

During the three months ended March 31, 2013, the Company awarded 99,210 PVRSUs, of which 49,605 PVRSUs were granted with an aggregate fair value of $2.2 million. In addition, during the three months ended March 31, 2013, the Company established the performance goals for the period beginning on January 1, 2013 and ending on December 31, 2013. The establishment of the 2013 performance goals resulted in the grant of 606,456 PVRSUs with an aggregate fair value of $26.7 million, originally awarded during the year ended December 31, 2012.

For executive management, the awarded PVRSUs are subject to five one-year performance periods, the first of which began on January 1, 2012 and ended December 31, 2012 and the last of which begins on January 1, 2016 and ends on December 31, 2016. Each executive is eligible to earn up to 150% of one-fifth of the award with respect to each annual performance period subject to the achievement of the respective performance goals for each one-year performance period. For non-executive management, the PVRSUs awarded are subject to three one-year performance periods, the first of which began on January 1, 2012 and ended December 31, 2012 and the last of which begins on January 1, 2014 and ends on December 31, 2014. Each non-executive is eligible to earn up to 150% of one-third of the award with respect to each annual performance period subject to the achievement of the respective performance goals for each one-year performance period. For both executive and non-executive management, the performance goals for each of the 2012 and 2013 performance periods were and will be based on: (i) Non-NPAC Revenue, (ii) Total Revenue, and (iii) Adjusted Net Income. The performance goals for the future one-year performance periods will consist of financial measures, weights and payouts to be established no later than 90 days after the beginning of each such period.

Subject to each participant’s continued service and to certain other terms and conditions, the portion of the award, if any, earned (a) by executive management with respect to the first three performance periods will vest on January 1, 2015 and the portion of the award, if any, earned with respect to the final two performance periods will vest on January 1, 2016 and January 1, 2017, respectively; and (b) by non-executive management with respect to all three performance periods will vest 75% of the earned amount on the first business day of 2015, and the remaining 25% of the earned amount on the first business day of 2016. Compensation expense related to these awards is recognized over the requisite service period based on the Company’s estimate of the achievement of the performance target and vesting period.

2013 Long-Term Incentive Program

During the three months ended March 31, 2013, the Company awarded 117,020 PVRSUs, of which 39,007 PVRSUs were granted with an aggregate fair value of $1.7 million.

The awarded PVRSUs are subject to three one-year performance periods, the first of which begins on January 1, 2013 and ends on December 31, 2013 and the last of which begins on January 1, 2015 and ends on December 31, 2015. Each participant is eligible to earn up to 150% of one-third of the award with respect to each annual performance period subject to the achievement of the respective performance goals for each one-year performance period. The performance goal for the performance period from January 1, 2013 through December 31, 2013 will be based on: (i) Non-NPAC Revenue, (ii) Total Revenue, and (iii) Adjusted Net Income. The performance goals for the future one-year performance periods will consist of financial measures, weights and payouts to be established no later than 90 days after the beginning of each such period.

Subject to each participant’s continued service and to certain other terms and conditions, the portion of the award, if any, earned will vest on March 1 in the year following the respective annual performance period. Compensation expense related to these awards is recognized over the requisite service period based on the Company’s estimate of the achievement of the performance target and vesting period.

Non-Vested PVRSU Activity

The fair value of a PVRSU is measured by reference to the closing market price of the Company’s common stock on the date of the grant. Compensation expense is recognized on a straight-line basis over the requisite service period based on the number of PVRSUs expected to vest. As of March 31, 2013, the level of achievement of the performance target awards for PVRSUs granted during 2011, 2012 and 2013 was 134%, 129.5% and 100%, respectively.

The following table summarizes the Company’s non-vested PVRSU activity for the three months ended March 31, 2013:

	Shares	Weighted- Average Grant Date Fair Value	Aggregate Intrinsic Value (in millions)
Non-vested December 31, 2012	971,023	$31.72
Granted	695,068	44.08
Incremental achieved (1)	170,225	36.32
Vested	(159,346)	22.85
Forfeited	(23,239)	33.99

Non-vested March 31, 2013	1,653,731	$38.21	$76.9

(1)	Incremental achieved represents the additional awards above the target grant resulting from the achievement of performance goals above the performance targets established at grant date.

The total aggregate intrinsic value of PVRSUs vested during the three months ended March 31, 2013 was approximately $6.7 million. The Company repurchased 60,075 shares of common stock for an aggregate purchase price of $2.5 million pursuant to the participants’ rights under the Plans to elect to use common stock to satisfy their tax withholding obligations.

Restricted Stock Units

The following table summarizes the Company’s restricted stock units activity for the three months ended March 31, 2013:

	Shares	Weighted- Average Grant Date Fair Value	Aggregate Intrinsic Value (in millions)
Outstanding at December 31, 2012	922,550	$33.20
Granted	27,710	44.37
Vested	(140,621)	36.37
Forfeited	(6,491)	37.07

Outstanding at March 31, 2013	803,148	$33.00	$37.4

During the three months ended March 31, 2013, the Company granted 27,710 restricted stock units to certain employees with an aggregate fair value of $1.2 million. Restricted stock units granted to executive management will vest annually in five equal installments beginning on January 1, 2013. Restricted stock units granted to non-executive management will vest annually in four equal installments beginning on the first business day in 2013.

The restricted stock units previously issued to non-management directors of the Company’s Board of Directors will fully vest on the earlier of the first anniversary of the date of grant or the day preceding the date in the following calendar year on which the Company’s annual meeting of stockholders is held. Upon vesting of restricted stock units granted prior to 2011, each director’s restricted stock units will automatically be converted into deferred stock units, and will be delivered to the director in shares of the Company’s stock six months following the director’s termination of board service. Upon vesting of restricted stock units that were granted in 2011 and subsequent periods, each director’s restricted stock units will automatically be converted into deferred stock units and will be delivered to the director in shares of the Company’s stock six months following the director’s termination of board service unless a director elected near-term delivery, in which case the vested restricted stock units will be delivered on August 15 in the year following the initial grant.

Share Repurchase Program

Under the 2010 share repurchase program, during the three months ended March 31, 2013, the Company repurchased 0.6 million shares of its Class A common stock at an average price of $44.38 per share for a total purchase price of $24.4 million. As of March 31, 2013, a total of 7.7 million shares at an average price of $30.67 per share had been repurchased under the 2010 share repurchase program for an aggregate purchase price of $237.2 million. All repurchased shares are accounted for as treasury shares.

On May 2, 2013, the Company announced that its Board of Directors authorized a $250 million share repurchase program, commencing in the second quarter of 2013 and continuing to December 31, 2013. This program replaces the 2010 share repurchase program.

14.    STOCKHOLDERS’ EQUITY

Preferred Stock

The Company is authorized to issue up to 100,000,000 shares of preferred stock, $0.001 par value per share, in one or more series, to establish from time to time the number of shares to be included in each series, and to fix the rights, preferences, privileges, qualifications, limitations and restrictions of the shares of each wholly unissued series. As of December 31, 2011 and 2012, there are no preferred stock shares issued or outstanding.

Common Stock

The Company is authorized to issue up to 200,000,000 shares of Class A common stock, $0.001 par value per share and 100,000,000 shares of Class B common stock, $0.001 par value per share. Each holder of Class A and Class B common stock is entitled to one vote for each share of common stock held on all matters submitted to a vote of stockholders. Subject to preferences that may apply to shares of preferred stock outstanding at the time, the holders of Class A and Class B common stock are entitled to receive dividends out of assets legally available at the time and in the amounts as the Company’s Board of Directors may from time to time determine.

Stock-Based Compensation

The Company has five stock incentive plans: the NeuStar, Inc. 1999 Equity Incentive Plan (1999 Plan); the NeuStar, Inc. 2005 Stock Incentive Plan (2005 Plan); the NeuStar, Inc. 2009 Stock Incentive Plan (2009 Plan); the Targus Information Corporation Amended and Restated 2004 Stock Incentive Plan (TARGUSinfo Plan); and the AMACAI Information Corporation 2004 Stock Incentive Plan (AMACAI Plan) (collectively, the Plans). The Company may grant to its directors, employees and consultants awards under the 2009 Plan in the form of incentive stock options, nonqualified stock options, stock appreciation rights, shares of restricted stock, restricted stock units, PVRSUs and other stock-based awards. The aggregate number of shares of Class A common stock with respect to which all awards may be granted under the 2009 Plan is 11,911,646, plus the number of shares underlying awards granted under the 1999 Plan, the 2005 Plan, the TARGUSinfo Plan, and the AMACAI Plan that remain undelivered following any expiration, cancellation or forfeiture of such awards. As of December 31, 2012, 2,408,663 shares were available for grant or award under the 2009 Plan. An additional 3,000,000 shares, approved by the Company’s stockholders at the June 20, 2012 annual meeting of stockholders, will become available for grant once registered on a Form S-8 filed with the SEC.

On June 20, 2012, at the Company’s annual shareholder meeting, stockholders approved the NeuStar, Inc. Employee Stock Purchase Plan (ESPP). The Company anticipates the ESPP will be made available to its employees in the second quarter of 2013, following the registration of the 600,000 shares available under the ESPP on a Registration Statement on Form S-8 filed with the SEC.

The term of any stock option granted under the Plans may not exceed ten years. The exercise price per share for options granted under the Plans may not be less than 100% of the fair market value of the common stock on the option grant date. The Board of Directors or Compensation Committee of the Board of Directors determines the vesting schedule of the options, with a maximum vesting period of ten years. Options issued generally vest with respect to 25% of the shares underlying the option on the first anniversary of the grant date and 2.083% of the shares on the last day of each succeeding calendar month thereafter. The options expire seven to ten years from the date of issuance and are forfeitable upon termination of an option holder’s service.

The Company has granted and may in the future grant restricted stock to directors, employees and consultants. The Board of Directors or Compensation Committee of the Board of Directors determines the vesting schedule of the restricted stock, with a maximum vesting period of ten years. Restricted stock issued generally vests in equal annual installments over a four-year term.

Stock-based compensation expense recognized for the years ended December 31, 2010, 2011 and 2012 was $17.0 million, $27.5 million and $28.1 million, respectively. As of December 31, 2012, total unrecognized compensation expense related to non-vested stock options, non-vested restricted stock awards, non-vested restricted stock units and non-vested PVRSUs granted prior to that date was estimated at $53.0 million, which the Company expects to recognize over a weighted average period of approximately 1.76 years. Total unrecognized compensation expense as of December 31, 2012 is estimated based on outstanding non-vested stock options, non-vested restricted stock awards, non-vested restricted stock units and non-vested PVRSUs. Stock-based compensation expense may increase or decrease in future periods for subsequent grants or forfeitures, and changes in the estimated fair value of non-vested awards granted to consultants.

Stock Options

The Company utilizes the Black-Scholes option pricing model to estimate the fair value of stock options granted. The weighted-average grant date fair value of options granted during the years ended December 31, 2010 and 2011 was $8.12 and $8.83, respectively. No options were granted during the year ended December 31, 2012. The following are the weighted-average assumptions used in valuing the stock options granted during the years ended December 31, 2010 and 2011, and a discussion of the Company’s assumptions.

	Year Ended December 31,
	2010	2011
Dividend yield	—%	—%
Expected volatility	39.13%	37.16%
Risk-free interest rate	2.07%	1.56%
Expected life of options (in years)	4.42	4.41

Dividend yield — The Company has never declared or paid dividends on its common stock and does not anticipate paying dividends in the foreseeable future.

Expected volatility — Volatility is a measure of the amount by which a financial variable such as a share price has fluctuated (historical volatility) or is expected to fluctuate (expected volatility) during a period. The Company considered the historical volatility of its stock price over a term similar to the expected life of the grant in determining its expected volatility.

Risk-free interest rate — The risk-free interest rate is based on U.S. Treasury bonds issued with similar life terms to the expected life of the grant.

Expected life of the options — The expected life is the period of time that options granted are expected to remain outstanding. The Company determined the expected life of stock options based on the weighted average of (a) the time-to-settlement from grant of historically settled options and (b) a hypothetical holding period for the outstanding vested options as of the date of fair value estimation. The hypothetical holding period is the amount of time the Company assumes a vested option will be held before the option is exercised. To determine the hypothetical holding period, the Company assumes that a vested option will be exercised at the midpoint of the time between the date of fair value estimation and the remaining contractual life of the unexercised vested option.

The following table summarizes the Company’s stock option activity:

	Shares	Weighted- Average Exercise Price	Aggregate Intrinsic Value (in millions)	Weighted Average Remaining Contractual Life (in years)
Outstanding at December 31, 2009	5,951,258	$19.37
Options granted	1,951,205	23.16
Options exercised	(596,426)	13.02
Options forfeited	(590,478)	23.41

Outstanding at December 31, 2010	6,715,559	20.68
Options granted	2,425,873	26.93
Options exercised	(2,339,890)	16.79
Options forfeited	(637,286)	24.17
Increase due to acquisition	369,570	22.29

Outstanding at December 31, 2011	6,533,826	24.15
Options granted	—	—
Options exercised	(2,499,843)	23.68
Options forfeited	(737,943)	22.76

Outstanding at December 31, 2012	3,296,040	$24.81	$56.4	6.86

Exercisable at December 31, 2012	1,573,865	$24.26	$27.8	6.17

Exercisable at December 31, 2011	2,651,973	$23.63	$28.0	2.98

Exercisable at December 31, 2010	3,620,689	$19.95	$29.1	3.25

The aggregate intrinsic value of options exercised for the years ended December 31, 2010, 2011 and 2012 was $7.1 million, $29.2 million and $31.4 million, respectively.

The following table summarizes information regarding options outstanding at December 31, 2012:

	Options Outstanding		Weighted- Average Remaining Contractual Life (in years)	Options Exercisable
Range of Exercise Price	Number of Options Outstanding	Weighted- Average Exercise Price		Number of Options Exercisable	Weighted- Average Exercise Price
$0.00 – $4.64	17,687	$4.64	0.82	17,687	$4.64
$4.65 – $6.43	28,563	6.32	1.28	28,563	6.32
$6.44 – $10.29	7,140	9.12	4.60	3,600	8.47
$10.30 – $15.39	234,115	15.31	5.92	201,346	15.38
$15.40 – $22.82	912,039	21.71	7.13	363,197	22.39
$22.83 – $27.85	1,596,497	26.36	7.44	699,793	26.36
$27.86 – $31.36	174,684	30.18	4.15	119,865	30.19
$31.37 – $34.84	325,315	32.92	6.26	139,814	32.90

	3,296,040	$24.81	6.86	1,573,865	$24.26

Restricted Stock

The following table summarizes the Company’s non-vested restricted stock activity:

	Shares	Weighted- Average Grant Date Fair Value	Aggregate Intrinsic Value (in millions)
Outstanding at December 31, 2009	353,157	$22.64
Restricted stock granted	330,890	23.18
Restricted stock vested	(85,619)	24.76
Restricted stock forfeited	(63,838)	22.60

Outstanding at December 31, 2010	534,590	22.82
Restricted stock granted	402,670	27.04
Restricted stock vested	(185,433)	26.20
Restricted stock forfeited	(106,832)	24.80

Outstanding at December 31, 2011	644,995	24.16
Restricted stock granted	—	—
Restricted stock vested	(230,435)	23.98
Restricted stock forfeited	(109,170)	24.44

Outstanding at December 31, 2012	305,390	$24.20	$12.8

The total aggregate intrinsic value of restricted stock vested during the years ended December 31, 2010, 2011 and 2012 was approximately $2.0 million, $5.3 million and $8.4 million, respectively. During the years ended December 31, 2010, 2011 and 2012, the Company repurchased 26,720, 62,583 and 82,910 shares of common stock, respectively, for an aggregate purchase price of $0.6 million, $1.6 million and $3.0 million, respectively, pursuant to the participants’ rights under the Company’s stock incentive plans to elect to use common stock to satisfy their tax withholding obligations.

Performance Vested Restricted Stock Units

During the years ended 2010 and 2011, the Company granted 266,580 and 234,112 and PVRSUs, respectively, to certain employees with an aggregate fair value of $6.1 million, and $6.2 million, respectively. The vesting of these stock awards is contingent upon the Company achieving specified financial targets at the end of the specified performance period and an employee’s continued employment through the vesting period. The level of achievement of the performance conditions affects the number of shares that will ultimately be issued. The range of possible stock-based award vesting is between 0% and 150% of the initial target. Compensation expense related to these awards is recognized over the requisite service period based on the Company’s estimate of the achievement of the performance target and vesting period. As of December 31, 2011, the level of achievement of the performance target awards for PVRSUs granted during 2010 and 2011 was 116% and 134%, respectively.

During the year ended December 31, 2012, the Company awarded 2,284,570 PVRSUs, of which 602,175 PVRSUs were granted with an aggregate fair value of $21.9 million. For executive management, the awarded PVRSUs are subject to five one-year performance periods, the first of which begins on January 1, 2012 and ends December 31, 2012 and the last of which begins on January 1, 2016 and ends on December 31, 2016. Each executive is eligible to earn up to 150% of one-fifth of the award with respect to each annual performance period subject to the achievement of the respective performance goals for each one-year performance period. For non-executive management, the PVRSUs awarded are subject to three one-year performance periods, the first of which begins on January 1, 2012 and ends December 31, 2012 and the last of which begins on January 1, 2014 and ends on December 31, 2014. Each non-executive is eligible to earn up to 150% of one-third of the award with respect to each annual performance period subject to the achievement of the respective performance goals for each one-year performance period. For both executive and non-executive management, the performance goal for the performance period from January 1, 2012 through December 31, 2012 will be based on: (i) Non-NPAC Revenue, (ii) Total Revenue, and (iii) Adjusted Net Income. The performance goals for the future one-year performance periods will consist of financial measures, weights and payouts to be established no later than 90 days after the beginning of each such period.

Subject to each participant’s continued service and to certain other terms and conditions, the portion of the award, if any, earned (a) by executive management with respect to the first three performance periods will vest on January 1, 2015 and the portion of the award, if any, earned with respect to the final two performance periods will vest on January 1, 2016 and January 1, 2017, respectively; and (b) by non-executive management with respect to all three performance periods will vest 75% of the earned amount on the first business day of 2015, and the remaining 25% of the earned amount on the first business day of 2016. Compensation expense related to these awards is recognized over the requisite service period based on the Company’s estimate of the achievement of the performance target and vesting period. As of December 31, 2012, the level of achievement of the performance target awards for PVRSUs granted during 2012 was 129%.

During 2012, the Company revised its estimate of achievement of the performance target related to the PVRSUs granted during 2012 from 100% of target to 130% of target and further revised its estimate of achievement in the fourth quarter of 2012 to 129% of target. These changes in estimates did not have a material impact on the Company’s income from continuing operations and the earnings per diluted share from continuing operations, respectively, for the year ended December 31, 2012.

The fair value of a PVRSU is measured by reference to the closing market price of the Company’s common stock on the date of the grant. Compensation expense is recognized on a straight-line basis over the requisite service period based on the number of PVRSUs expected to vest.

The following table summarizes the Company’s non-vested PVRSU activity:

	Shares	Weighted- Average Grant Date Fair Value	Aggregate Intrinsic Value (in millions)
Non-vested December 31, 2009	839,786	$21.17
Granted	266,580	22.84
Vested	(6,000)	29.32
Forfeited	(259,443)	28.01

Non-vested December 31, 2010	840,923	19.53
Granted	234,112	26.45
Vested	—	—
Forfeited	(240,660)	24.74

Non-vested December 31, 2011	834,375	19.97
Granted	602,175	36.34
Vested	(582,281)	15.58
Forfeited	(95,149)	27.88

Non-vested December 31, 2012	759,120	$35.34	$31.8

The total aggregate intrinsic value of PVRSUs vested during the years ended December 31, 2010 and 2012 was approximately $0.2 million and $19.9 million, respectively. During the years ended December 31, 2010 and 2012, the Company repurchased 2,129 and 210,664 shares of common stock, respectively, for an aggregate purchase price of $0.1 million and $7.2 million, respectively, pursuant to the participants’ rights under the Plans to elect to use common stock to satisfy their tax withholding obligations. No PVRSUs vested in the year ended December 31, 2011.

Restricted Stock Units

The following table summarizes the Company’s restricted stock units activity:

	Shares	Weighted- Average Grant Date Fair Value	Aggregate Intrinsic Value (in millions)
Outstanding at December 31, 2009	163,111	$25.13
Granted	68,754	21.31
Vested	—	—
Forfeited	—	—

Outstanding at December 31, 2010	231,865	23.99
Granted	46,933	26.64
Vested	(29,110)	24.39
Forfeited	(750)	25.84

Outstanding at December 31, 2011	248,938	24.44
Granted	731,878	36.12
Vested	(26,426)	26.46
Forfeited	(31,840)	37.27

Outstanding at December 31, 2012	922,550	$33.20	$38.7

During the year ended December 31, 2012, the Company granted 731,878 restricted stock units to certain employees with an aggregate fair value of $26.4 million. Restricted stock units granted to executive management will vest annually in five equal installments beginning on January 1, 2013. Restricted stock units granted to non-executive management will vest annually in four equal installments beginning on the first business day in 2013.

The restricted stock units previously issued to non-management directors of the Company’s Board of Directors will fully vest on the earlier of the first anniversary of the date of grant or the day preceding the date in the following calendar year on which the Company’s annual meeting of stockholders is held. Upon vesting of restricted stock units granted prior to 2011, each director’s restricted stock units will automatically be converted into deferred stock units, and will be delivered to the director in shares of the Company’s stock six months following the director’s termination of board service. Upon vesting of restricted stock units that were granted in 2011 and subsequent periods, each director’s restricted stock units will automatically be converted into deferred stock units and will be delivered to the director in shares of the Company’s stock six months following the director’s termination of board service unless a director elected near-term delivery, in which case the vested restricted stock units will be delivered on August 15 in the year following the initial grant.

Share Repurchase Programs

Modified Dutch Auction Tender Offer

On November 3, 2011, the Company announced the commencement of a modified Dutch auction tender offer to purchase up to $250 million of its Class A common stock. A modified Dutch auction tender offer allows stockholders to indicate how many shares and at what price they wish to tender their shares within a specified share price range. Based on the number of shares tendered and the prices specified by the tendering stockholders, the Company determined the lowest price per share within the range that allowed it to purchase $250 million in value of its Class A common shares. The tender offer expired on December 2, 2011. A total of 7,246,376 shares of the Company’s Class A common stock were repurchased at a price of $34.50 per share, for an aggregate cost of approximately $250 million, excluding fees and expenses relating to the tender offer. All repurchased shares were accounted for as treasury shares. During the fourth quarter of 2011, the Company recorded expense of $2.4 million in its consolidated statements of operations attributed to this share repurchase plan.

2010 Share Repurchase Plan

The Company announced on July 28, 2010 that its Board of Directors had authorized a three-year program under which the Company may acquire up to $300 million of its outstanding Class A common shares. Share repurchases under this program may be made through a Rule 10b5-1 plan, open market purchases, privately negotiated transactions or otherwise as market conditions warrant, at prices the Company deems appropriate, and subject to applicable legal requirements and other factors. This Rule 10b5-1 plan was terminated on November 3, 2011 upon the commencement of the Company’s modified Dutch auction tender offer. On March 14, 2012, the Company announced the resumption of its three-year share repurchase program. During the years ended December 31, 2010, 2011 and 2012, the Company repurchased 1.7 million shares, 2.8 million shares and 2.7 million shares, respectively, at an average price of $24.21, $26.22 and $36.56 respectively, for an aggregate purchase price of approximately $40.4 million, $74.3 million and $98.0 million, respectively. All repurchased shares were accounted for as treasury shares. The 2010 share repurchase program will expire in July 2013.